Research and Development (Details 1 - Textuals) - Research and Development Expense [Member] - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research And Development [Line Items]
Outsourced service	[1]	$ 44,719,065	$ 5,100,980	$ 1,241,479
Master Service Agreement [Member]
Research And Development [Line Items]
Outsourced service charged from related parties		$ 38,588,166

[1]	Out of $44,719,065, for the twelve months ended December 31, 2022, $38,588,166 was charged under the MSA contract (refer to Note 4).